Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Federal
Current					$ 26,934	$ 26,728
Deferred					48	384
State and Local
Current
Deferred
Change in valuation allowance
Income tax provision		$ (26,368)		$ 73,902	$ 26,982	$ 27,112